Derivative liability - Summary of derivative liabilities (Details)		12 Months Ended
	Nov. 05, 2021 USD ($) $ / shares shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 CAD ($)
Derivative liability
Number of warrants issued | shares	8,175,000
Warrant exercise price (in USD per share) | $ / shares	$ 3.75
Warrants term	3 years
Fair value of derivative liabilities		$ 0	$ 238,176
Change in fair value of derivative financial liabilities		$ 238,176	$ 181,725
Number of warrants expired unexercised | shares		8,175,000
Option pricing model
Derivative liability
Estimated fair value, amount	$ 11,577,426
Risk-free interest rate	1.01%
Expected volatility	81.00%
Expected dividend yield	0.00%
Expected life	3 years